Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)								1 Months Ended
	Aug. 13, 2018	Aug. 10, 2018	Aug. 09, 2018	Aug. 01, 2018	Jul. 11, 2018	Jul. 06, 2018	Jul. 03, 2018	Jul. 23, 2018	Jul. 20, 2018	Jul. 16, 2018
July Note
Conversion of convertible note into shares, Shares							2,750,000
Conversion of convertible note payable into shares, Value							$ 21,313
April Note
Conversion of convertible note into shares, Shares					1,900,000	1,000,000
Conversion of convertible note payable into shares, Value					$ 10,260	$ 9,500
September Note #1
Conversion of convertible note into shares, Shares						2,205,759			4,068,841
Conversion of convertible note payable into shares, Value						$ 17,095			$ 14,241
September Note #2
Conversion of convertible note into shares, Shares										3,800,000
Conversion of convertible note payable into shares, Value										$ 4,495
October Note
Conversion of convertible note into shares, Shares								3,501,049		2,650,973
Conversion of convertible note payable into shares, Value								$ 13,000		$ 10,000
Accrued interest								$ 479		$ 352
July Note
Conversion of convertible note into shares, Shares				3,500,000					3,500,000
Conversion of convertible note payable into shares, Value				$ 10,500					$ 12,250
12 %ConvertiblePromissoryNote #1
Conversion of convertible note into shares, Shares	3,286,207	3,089,655	2,755,172
Conversion of convertible note payable into shares, Value	$ 9,530	$ 8,960	$ 7,990
12 %ConvertiblePromissoryNote #1 one
Conversion of convertible note into shares, Shares			3,162,069
Conversion of convertible note payable into shares, Value			$ 9,170